Virtus Dynamic Trend Fund,

Virtus Equity Trend Fund,

Virtus Global Equity Trend Fund,

Virtus Multi-Asset Trend Fund,

and Virtus Sector Trend Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 18, 2015 to the Summary and

Statutory Prospectuses dated January 28, 2015, as supplemented

Important Notice to Investors

Virtus Dynamic Trend Fund

In light of changes to the fund’s principal investment strategies that were effective on May 11, 2015, the fund does not expect to incur acquired fund fees and expenses at a level that would require separate disclosure and also expects the dividends on short sales and interest expenses to be lower than previously disclosed. Accordingly, the “Annual Fund Operating Expenses” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I	Class R6
Management Fees(b)	0.78%	0.78%	0.78%	0.78%	0.78%
Distribution and Servicing (12b-1) Fees	0.25%	1.00%	1.00%	None	None
Other Expenses
Dividends on Short Sales and Interest Expense(d)	0.22%	0.22%	0.22%	0.22%	0.22%
Remainder of Other Expenses	0.27%	0.27%	0.27%	0.27%	0.20	%(c)
Total Other Expenses	0.49%	0.49%	0.49%	0.49%	0.42
Total Annual Fund Operating Expenses	1.52%	2.27%	2.27%	1.27%	1.20%

(b) Restated to reflect current management fees. Management Fees are lower than the contractual base fee rate due to effect of the performance fee adjustment. Performance fee adjustments may increase or decrease the management fee by up to +/- 1.00% of the average net assets of the fund during a rolling 36-month period.

(c) Estimated for current fiscal year, as annualized.

(d) Restated to estimate expenses expected to be incurred based on changes to principal investment strategies that were effective on May 11, 2015.

The “Example” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following. This table reflects the effect of the lower effective management fee and the reductions to the fund’s expenses described above.

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$721	$1,028	$1,356	$2,283
Class B	Sold	$630	$909	$1,215	$2,417
	Held	$230	$709	$1,215	$2,417
Class C	Sold	$330	$709	$1,215	$2,605
	Held	$230	$709	$1,215	$2,605
Class I	Sold or Held	$129	$403	$697	$1,534
Class R6	Sold or Held	$122	$381	$660	$1,455

Virtus Equity Trend Fund

The “Example” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following. This table reflects the effect of the management fee reduction previously disclosed.

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$720	$1,025	$1,351	$2,273
Class C	Sold	$329	$706	$1,210	$2,595
	Held	$229	$706	$1,210	$2,595
Class I	Sold or Held	$128	$400	$692	$1,523
Class R6	Sold or Held	$121	$378	$654	$1,443

Virtus Global Equity Trend Fund

In light of changes to the fund’s principal investment strategies that were effective on May 11, 2015, the fund expects to incur acquired fund fees and expenses at a lower level than previously disclosed. Accordingly, the “Annual Fund Operating Expenses” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C		Class I
Management Fees(b)	1.00%	1.00%		1.00%
Distribution and Servicing (12b-1) Fees	0.25%	1.00	%(d)	None
Other Expenses	0.30%	0.30%		0.30%
Acquired Fund Fees and Expenses(e)	0.22%	0.22%		0.22%
Recapture of Previously Waived Expenses	0.01%	0.01%		0.01%
Total Annual Fund Operating Expenses(c)	1.78%	2.53%		1.53%
Less Fee Waiver	—	(0.03	)%(d)	—
Total Annual Fund Operating Expenses After Fee Waiver(c)	1.78%	2.50%		1.53%

(b) Restated to reflect current management fee.

(c) The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d) The fund’s distributor has contractually agreed to waive its 12b-1 fees applicable to Class C Shares to the extent that the fund’s investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the fund to exceed the limits set forth in applicable law or regulation.

(e) Restated to estimate expenses expected to be incurred based on changes to principal investment strategies that were effective on May 11, 2015.

The “Example” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following. This table reflects the effect of the management fee reduction previously disclosed and the reduction to the fund’s expenses described above.

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$748	$1,112	$1,499	$2,579
Class C	Sold	$356	$788	$1,345	$2,866
	Held	$256	$788	$1,345	$2,866
Class I	Sold or Held	$159	$493	$850	$1,856

Virtus Multi-Asset Trend Fund

In light of changes to the fund’s principal investment strategies that were effective on May 11, 2015, the fund expects to incur acquired fund fees and expenses at a slightly higher level than previously disclosed.

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Accordingly, the “Annual Fund Operating Expenses” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C		Class I
Management Fees(b)	1.00%	1.00%		1.00%
Distribution and Servicing (12b-1) Fees	0.25%	1.00	%(d)	None
Other Expenses	0.27%	0.27%		0.27%
Acquired Fund Fees and Expenses(e)	0.27%	0.27%		0.27%
Total Annual Fund Operating Expenses(c)	1.79%	2.54%		1.54%
Less Fee Waiver	—	(0.02	)%(d)	—
Total Annual Fund Operating Expenses After Fee Waiver(c)	1.79%	2.52%		1.54%

(b) Restated to reflect current management fee.

(c) The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d) The fund’s distributor has contractually agreed to waive its 12b-1 fees applicable to Class C Shares to the extent that the fund’s investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the fund to exceed the limits set forth in applicable law or regulation.

(e) Restated to estimate expenses expected to be incurred based on changes to principal investment strategies that were effective on May 11, 2015.

The “Example” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following. This table reflects the effect of the management fee reduction previously disclosed and the increase to the fund’s expenses described above.

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$746	$1,106	$1,489	$2,559
Class C	Sold	$355	$785	$1,340	$2,856
	Held	$255	$785	$1,340	$2,856
Class I	Sold or Held	$157	$486	$839	$1,834

Virtus Sector Trend Fund

In light of changes to the fund’s principal investment strategies that were effective on May 11, 2015, the fund expects to incur acquired fund fees and expenses at a higher level than previously disclosed. Accordingly, the “Annual Fund Operating Expenses” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.45%	0.45%	0.45%
Distribution and Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.28%	0.28%	0.28%
Acquired Fund Fees and Expenses(c)	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses(b)	1.13%	1.88%	0.88%

(b) The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(c) Restated to estimate expenses expected to be incurred based on changes to principal investment strategies that were effective on May 11, 2015.

The “Example” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following. This table reflects the effect of the increase to the fund’s expenses as described above.

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	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$684	$913	$1,161	$1,871
Class C	Sold	$291	$591	$1,016	$2,201
	Held	$191	$591	$1,016	$2,201
Class I	Sold or Held	$90	$281	$488	$1,084

All other disclosure concerning the funds, including fees and expenses, remains unchanged from their prospectuses dated January 28, 2015, as supplemented May 11, 2015.

Investors should retain this supplement with the

Prospectuses for future reference.

VOT 8020/ASFsChanges2 (5/2015)

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